SCHEDULE OF SHORT-TERM BANK LOANS (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Secured short-term loans	[1]	$ 2,144,025	$ 1,780,948
Unsecured short-term loans		1,542,269
Add: amounts due within one year under long-term loan contracts		319,031	305,775
Total short-term bank loans		$ 4,005,325	$ 2,086,723

[1]	Detailed information of secured short-term loan balances as of December 31, 2025 and 2024 were as follows: